Total
FRANKLIN RISING DIVIDENDS FUND
Fund Summary
Investment Goal
Long-term capital appreciation. Preservation of capital, while not a goal, is also an important consideration.
Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 29 in the Fund's Prospectus and under “Buying and Selling Shares” on page 38 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – "Intermediary Sales Charge Discounts and Waivers" to the Fund’s prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees
Shareholder Fees - FRANKLIN RISING DIVIDENDS FUND	CLASS A		CLASS C	CLASS R	Class R6	ADVISOR CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%		none	none	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	[1]	1.00%	none	none	none
[1]

There is a 1% contingent deferred sales charge that applies to investments of $1 Million or more (see "Investment of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - FRANKLIN RISING DIVIDENDS FUND		CLASS A	CLASS C	CLASS R	Class R6	ADVISOR CLASS
Management fees		0.49%	0.49%	0.49%	0.49%	0.49%
Distribution and service (12b-1) fees		0.25%	1.00%	0.50%	none	none
Other expenses	[1]	0.11%	0.11%	0.11%	0.04%	0.11%
Total annual Fund operating expenses		0.85%	1.60%	1.10%	0.53%	0.60%
[1]	The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares for the Fund so that transfer agency fees for that class do not exceed 0.03% until January 31, 2023. During this term, this fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the board of trustees except to add series and classes, to reflect the extension of termination dates or to lower the waiver and expense limitation.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - FRANKLIN RISING DIVIDENDS FUND - USD ($)	CLASS A	CLASS C	CLASS R	Class R6	ADVISOR CLASS
1 Year	$ 632	$ 263	$ 112	$ 54	$ 61
3 Years	806	505	350	170	192
5 Years	995	871	607	297	335
10 Years	$ 1,541	$ 1,699	$ 1,341	$ 665	$ 750

If you do not sell your shares:
Expense Example, No Redemption	FRANKLIN RISING DIVIDENDS FUND CLASS C USD ($)
1 Year	$ 163
3 Years	505
5 Years	871
10 Years	$ 1,699

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5.04% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in investments of companies that have paid consistently rising dividends. The Fund invests predominantly in equity securities, primarily common stock. Companies that have paid consistently rising dividends include those companies that currently pay dividends on their common stocks and have maintained or increased their dividend rate during the last four consecutive years.

Under normal market conditions, the Fund invests at least 65% of its net assets in securities of companies that have:

• consistently increased dividends in at least 8 out of the last 10 years and have not decreased dividends during that time;

• increased dividends substantially (at least 100%) over the last 10 years;

• reinvested earnings, paying out less than 65% of current earnings in dividends (except for utility companies); and

• either long-term debt that is no more than 50% of total capitalization (except for utility companies) or senior debt that has been rated investment grade by at least one of the major bond rating organizations.

In addition to the criteria above, the investment manager utilizes a comprehensive suite of valuation tools in seeking investments which trade below the investment manager’s view of intrinsic value.

The Fund typically invests the rest of its assets in equity securities of companies that pay dividends but do not meet all of these criteria. The Fund may invest in companies of any size, across the entire market spectrum. Although the investment manager searches for investments that it believes to meet the criteria across all sectors, from time to time, based on economic conditions, the Fund may have significant positions in particular sectors.

The investment manager is a research driven, fundamental investor. As a "bottom-up" investor focusing primarily on individual securities, the investment manager looks for companies that it believes meet the criteria above and are fundamentally sound and attempts to acquire them at attractive prices. In following these criteria, the Fund does not necessarily focus on companies whose securities pay a high dividend rate but rather on companies that consistently increase their dividends.

The Fund may invest up to 25% of its total assets in foreign securities.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, volatility in consumer demand for certain products, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Dividend-Oriented Companies Companies that have historically paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. A decrease in dividend payments by an issuer may result in a decrease in the value of the issuer's stock and less available income for the Fund.

Small and Mid Capitalization Companies   Securities issued by small and mid capitalization companies may be more volatile in price than those of larger companies and may involve additional risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, small and mid capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Focus To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Foreign Securities (non-U.S.) Investing in foreign securities typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. The risks of investing in foreign securities are typically greater in less developed or emerging market countries.

Management The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	2020, Q2	19.71%
Worst Quarter:	2020, Q1	-20.43%

Average Annual Total Returns (figures reflect sales charges) For periods ended December 31, 2021
Average Annual Total Returns - FRANKLIN RISING DIVIDENDS FUND	Label	1 Year	5 Years	10 Years	Since Inception	[1]
CLASS A	Return before taxes	19.67%	15.54%	13.52%
CLASS C		24.69%	15.98%	13.31%
CLASS R		26.33%	16.56%	13.88%
Class R6		27.03%	17.25%		14.20%
ADVISOR CLASS		26.95%	17.15%	14.45%
S&P 500 Index	S&P 500 Index (index reflects no deduction for fees, expenses or taxes)	28.71%	18.48%	16.55%
[1]	Since inception May 1, 2013.

No one index is representative of the Fund's portfolio.

The figures in the average annual total returns table above reflect the Class A shares maximum front-end sales charge of 5.50%. Prior to September 10, 2018, Class A shares were subject to a maximum front-end sales charge of 5.75%. If the prior maximum front-end sales charge of 5.75% was reflected, performance for Class A shares in the average annual total returns table would be lower.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.